Document and Entity Information	Feb. 22, 2024
Details
Registrant CIK	0000925661
Registrant Name	Sector 10, Inc.
SEC Form	8-K
Period End date	Feb. 22, 2024
Tax Identification Number (TIN)	33-0565710
Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24370
Entity Address, Address Line One	218 Main Street
Entity Address, Address Line Two	#379
Entity Address, City or Town	Kirkland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98066
City Area Code	206
Local Phone Number	659-7346
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false